Quarterly Financial Information (unaudited) (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Total revenues	$ 68,787	$ 68,155	$ 62,129	$ 55,596	$ 57,417	$ 53,348	$ 47,390	$ 47,403	$ 253,415	$ 205,558	$ 160,461
Income from operations	11,640	12,622	13,195	11,220	10,407	5,170	7,314	3,668	23,686	1,415	(5,457)
Net (loss) income from discontinued operations	0	(38)	(60)	(66)	(37)	(155)	(4,552)	735	(164)	(4,009)	451
Net income (loss)	885	11,415	6,689	4,533	3,269	(2,752)	(3,428)	317	23,522	(2,594)	(5,006)
Net loss attributable to Hudson Pacific Properties, Inc. stockholders’	$ (2,290)	$ 7,620	$ 3,365	$ 1,260	$ (83)	$ (5,694)	$ (6,184)	$ (2,872)	$ 9,955	$ (14,833)	$ (17,190)
Net loss (income) from continuing operations attributable to common stockholders’ per share— basic and diluted	$ (0.03)	$ 0.11	$ 0.05	$ 0.02	$ 0.00	$ (0.10)	$ (0.03)	$ (0.07)	$ 0.15	$ (0.20)	$ (0.42)
Net (loss) income from discontinued operations per share— basic and diluted	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ 0.00	$ (0.08)	$ 0.01	$ 0.00	$ (0.07)	$ 0.01
Net loss attributable to common stockholders’ per share— basic and diluted	$ (0.03)	$ 0.11	$ 0.05	$ 0.02	$ 0.00	$ (0.10)	$ (0.11)	$ (0.06)
Weighted average shares of common stock outstanding— basic and diluted	66,512,651	66,506,179	66,485,639	63,625,751	56,271,285	56,144,099	56,075,747	52,184,280